Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Assumptions Used to Value the Warrants	The assumptions used to value the warrants were as follows:
As of issue date (Jan 2, 2024)
Share price	$1.4
Exercise price	$2.9869
Interest rate	3.93%
Time to maturity	5 years
Volatility	59%